THE MUNDER FUNDS

Supplement Dated August 8, 2006

To Prospectuses Dated October 31, 2005

The management team of Munder Capital Management (“Munder Capital”) announced today that it has partnered with private equity firm Crestview Partners, L.P. to acquire Comerica Incorporated’s (“Comerica”) controlling interest in Munder Capital for $302 million. As of June 30, 2006, Munder Capital had $25.1 billion in actively managed equity and fixed-income strategies on behalf of institutional and individual investors. Comerica will retain control of World Asset Management (“World”), a current division of Munder Capital, which had approximately $15.9 billion of passively managed assets as of June 30, 2006.

Munder Capital currently serves as the investment adviser to each of the separate series of Munder Series Trust and Munder Series Trust II and The Munder @Vantage Fund (collectively, “Munder Funds”). As a division of Munder Capital, World Asset Management currently provides investment advisory services to three series of the Munder Funds through investment advisory agreements between Munder Capital and Munder Series Trust on behalf of these funds.

The closing of the transaction is subject to certain regulatory and third party approvals and the satisfaction of other customary conditions. Subject to such approvals and the satisfaction of those conditions, Munder Capital anticipates that the transaction will be completed by year end.

If, as expected, the transaction closes, Munder Capital’s current investment advisory agreements with the Munder Funds will automatically terminate under applicable law at the time of the closing as a result of the change in control of Munder Capital. Consequently, Munder Capital intends to ask the Board of Trustees of the Munder Funds to consider and approve new investment advisory agreements between Munder Capital and the Munder Funds and new investment sub-advisory agreements with World with respect to the funds managed by World. If such agreements are approved by the Board of Trustees, the new agreements would become effective subject to shareholder approval and the closing of the transaction.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MUNDER INDEX 500 FUND

Class A, B, K, R & Y Shares

Supplement Dated August 8, 2006

To Prospectuses Dated October 31, 2005

The management team of Munder Capital Management (“Munder Capital”) announced today that it has partnered with private equity firm Crestview Partners, L.P. to acquire Comerica Incorporated’s (“Comerica”) controlling interest in Munder Capital for $302 million. As of June 30, 2006, Munder Capital had $25.1 billion in actively managed equity and fixed-income strategies on behalf of institutional and individual investors. Comerica will retain control of World Asset Management (“World”), a current division of Munder Capital, which had approximately $15.9 billion of passively managed assets as of June 30, 2006.

Munder Capital currently serves as the investment adviser to each of the separate series of Munder Series Trust and Munder Series Trust II and The Munder @Vantage Fund (collectively, “Munder Funds”). As a division of Munder Capital, World Asset Management currently provides investment advisory services to the Munder Index 500 Fund and the Munder S&P® Index Funds through investment advisory agreements between Munder Capital and Munder Series Trust on behalf of these funds.

The closing of the transaction is subject to certain regulatory and third party approvals and the satisfaction of other customary conditions. Subject to such approvals and the satisfaction of those conditions, Munder Capital anticipates that the transaction will be completed by year end.

If, as expected, the transaction closes, Munder Capital’s current investment advisory agreements with the Munder Funds will automatically terminate under applicable law at the time of the closing as a result of the change in control of Munder Capital. Consequently, Munder Capital intends to ask the Board of Trustees of the Munder Funds to consider and approve new investment advisory agreements between Munder Capital and the Munder Funds and new investment sub-advisory agreements with World with respect to the Munder Index 500 Fund and the Munder S&P® Index Funds. If such agreements are approved by the Board of Trustees, the new agreements would become effective subject to shareholder approval and the closing of the transaction.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MUNDER S&P® MIDCAP INDEX EQUITY FUND

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

Class K & Y Shares

Supplement Dated August 8, 2006

To Prospectus Dated April 30, 2006

The management team of Munder Capital Management (“Munder Capital”) announced today that it has partnered with private equity firm Crestview Partners, L.P. to acquire Comerica Incorporated’s (“Comerica”) controlling interest in Munder Capital for $302 million. As of June 30, 2006, Munder Capital had $25.1 billion in actively managed equity and fixed-income strategies on behalf of institutional and individual investors. Comerica will retain control of World Asset Management (“World”), a current division of Munder Capital, which had approximately $15.9 billion of passively managed assets as of June 30, 2006.

Munder Capital currently serves as the investment adviser to each of the separate series of Munder Series Trust and Munder Series Trust II and The Munder @Vantage Fund (collectively, “Munder Funds”). As a division of Munder Capital, World Asset Management currently provides investment advisory services to the Munder S&P® Index Funds and the Munder Index 500 Fund through investment advisory agreements between Munder Capital and Munder Series Trust on behalf of these funds.

The closing of the transaction is subject to certain regulatory and third party approvals and the satisfaction of other customary conditions. Subject to such approvals and the satisfaction of those conditions, Munder Capital anticipates that the transaction will be completed by year end.

If, as expected, the transaction closes, Munder Capital’s current investment advisory agreements with the Munder Funds will automatically terminate under applicable law at the time of the closing as a result of the change in control of Munder Capital. Consequently, Munder Capital intends to ask the Board of Trustees of the Munder Funds to consider and approve new investment advisory agreements between Munder Capital and the Munder Funds and new investment sub-advisory agreements with World with respect to the Munder S&P® Index Funds and the Munder Index 500 Fund. If such agreements are approved by the Board of Trustees, the new agreements would become effective subject to shareholder approval and the closing of the transaction.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

INSTITUTIONAL MONEY MARKET FUND

Comerica Class K Shares

Comerica Class Y Shares

Supplement Dated August 8, 2006

To Prospectus Dated April 30, 2006

The management team of Munder Capital Management (“Munder Capital”) announced today that it has partnered with private equity firm Crestview Partners, L.P. to acquire Comerica Incorporated’s (“Comerica”) controlling interest in Munder Capital for $302 million. As of June 30, 2006, Munder Capital had $25.1 billion in actively managed equity and fixed-income strategies on behalf of institutional and individual investors. Comerica will retain control of World Asset Management (“World”), a current division of Munder Capital, which had approximately $15.9 billion of passively managed assets as of June 30, 2006.

Munder Capital currently serves as the investment adviser to the Institutional Money Market Fund and each of the other separate series of Munder Series Trust and Munder Series Trust II and The Munder @Vantage Fund (collectively, “Munder Funds”). As a division of Munder Capital, World Asset Management currently provides investment advisory services to three series of the Munder Funds through investment advisory agreements between Munder Capital and Munder Series Trust on behalf of these funds.

The closing of the transaction is subject to certain regulatory and third party approvals and the satisfaction of other customary conditions. Subject to such approvals and the satisfaction of those conditions, Munder Capital anticipates that the transaction will be completed by year end.

If, as expected, the transaction closes, Munder Capital’s current investment advisory agreements with the Munder Funds will automatically terminate under applicable law at the time of the closing as a result of the change in control of Munder Capital. Consequently, Munder Capital intends to ask the Board of Trustees of the Munder Funds to consider and approve new investment advisory agreements between Munder Capital and the Munder Funds and new investment sub-advisory agreements with World with respect to the funds managed by World. If such agreements are approved by the Board of Trustees, the new agreements would become effective subject to shareholder approval and the closing of the transaction.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LIQUIDITY MONEY MARKET FUND

Supplement Dated August 8, 2006

To Prospectus Dated April 30, 2006

The management team of Munder Capital Management (“Munder Capital”) announced today that it has partnered with private equity firm Crestview Partners, L.P. to acquire Comerica Incorporated’s (“Comerica”) controlling interest in Munder Capital for $302 million. As of June 30, 2006, Munder Capital had $25.1 billion in actively managed equity and fixed-income strategies on behalf of institutional and individual investors. Comerica will retain control of World Asset Management (“World”), a current division of Munder Capital, which had approximately $15.9 billion of passively managed assets as of June 30, 2006.

Munder Capital currently serves as the investment adviser to the Liquidity Money Market Fund and each of the other separate series of Munder Series Trust and Munder Series Trust II and The Munder @Vantage Fund (collectively, “Munder Funds”). As a division of Munder Capital, World Asset Management currently provides investment advisory services to three series of the Munder Funds through investment advisory agreements between Munder Capital and Munder Series Trust on behalf of these funds.

The closing of the transaction is subject to certain regulatory and third party approvals and the satisfaction of other customary conditions. Subject to such approvals and the satisfaction of those conditions, Munder Capital anticipates that the transaction will be completed by year end.

If, as expected, the transaction closes, Munder Capital’s current investment advisory agreements with the Munder Funds will automatically terminate under applicable law at the time of the closing as a result of the change in control of Munder Capital. Consequently, Munder Capital intends to ask the Board of Trustees of the Munder Funds to consider and approve new investment advisory agreements between Munder Capital and the Munder Funds and new investment sub-advisory agreements with World with respect to the funds managed by World. If such agreements are approved by the Board of Trustees, the new agreements would become effective subject to shareholder approval and the closing of the transaction.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE